SHAREHOLDERS' EQUITY (Schedule Of Equity-Based Compensation Expense) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Total stock-based compensation expense	$ 1,203	$ 1,071	$ 1,625
Cost of Revenue [Member]
Total stock-based compensation expense	54	30	73
Research And Development Expense [Member]
Total stock-based compensation expense	229	151	736
Selling And Marketing Expense [Member]
Total stock-based compensation expense	292	369	495
General And Administrative Expense [Member]
Total stock-based compensation expense	$ 628	$ 521	$ 321